RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2021
RESEARCH AND DEVELOPMENT EXPENSES
NOTE 21 - RESEARCH AND DEVELOPMENT EXPENSES

NOTE 21 – RESEARCH AND DEVELOPMENT EXPENSES

Research and development expenses, excluding stock-based compensation, depreciation and lease amortization expenses, allocated to our major research and development programs are as follows:

In Thousands of US Dollars
	For the Year Ended December 31,
Research and Development Program	2021	2020	2019
Research and Development Program	$-	$-	$4
Alzheimer’s Disease: Therapeutics	4	-	4
Anti-Infectives	-	4	4
BPH (Enlarged Prostate) and Prostate Cancer Therapeutics	5,944	7,162	5,932
Tobacco Exposure Tests: NicAlert™ and TobacAlert™	1	1	18
Total	$5,949	$7,167	$5,962